SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)
Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)
Effective January 28, 2021, each fund will change its name as follows:
Xtrackers FTSE Developed ex US Comprehensive Factor ETF will be renamed Xtrackers FTSE Developed ex US Multifactor ETF
Xtrackers Russell 1000 Comprehensive Factor ETF will be renamed Xtrackers Russell US Multifactor ETF
Please Retain This Supplement for Future Reference

January 19, 2021
PRO_SAISTKR21-01